SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)																										1 Months Ended		3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2023	Apr. 30, 2023	Jan. 26, 2023	Jan. 06, 2023	Jan. 06, 2023	Nov. 21, 2022	Oct. 12, 2022	Sep. 28, 2022	Aug. 25, 2022	Jun. 27, 2022	Jun. 17, 2022	Jun. 17, 2022	Jun. 15, 2022	Jun. 14, 2022	May 01, 2022	Feb. 02, 2022	Jan. 11, 2022	Oct. 11, 2021	Sep. 03, 2021	Aug. 06, 2021	Jul. 11, 2021	Jul. 06, 2021	Jun. 23, 2021	May 26, 2021	Oct. 28, 2020	Jun. 30, 2022	Apr. 30, 2022	Oct. 31, 2023	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 03, 2022	Oct. 29, 2020
Common stock, shares authorized		300,000,000																									300,000,000	300,000,000					300,000,000				300,000,000	300,000,000
Common stock, par value		$ 0.001																									$ 0.001	$ 0.001					$ 0.001				$ 0.001	$ 0.001
Common stock, shares issued		338,579																									4,194,836	2,372,803					2,372,803				338,579	4,194,836
Common stock, shares outstanding		338,579																									4,194,836	2,372,803					2,372,803				338,579	4,194,836
Shares, issued																													189,718
Number of shares issued during the period																													$ 188		$ 4,195,000
Stock issued during period, shares, issued for settlement of accounts payable																													67,500
Stock issued during period, shares, issued for settlement																													$ 1,350
Exercise of warrants, shares																												1,708,152	27,000
Profit guarantee on note, shares																												85,000	93,680
Number of common stock, shares issued															151,579													1,844,506									151,579
Warrants granted for services, shares			150																									13,707
Stock issued for contingent consideration																												$ 1,964
Reverse stock split																												35,683
Reverse stock split														1-for-10 reverse stock split														1 for 40 reverse split
Debt conversion of convertible notes, shares											109,737	109,737	109,737
Common stock warrants aggregate amount		$ 2,344,529																									$ 33,752,623										$ 2,344,529	$ 33,752,623
Warrants, exercise price																																							$ 0.221
Proceeds from common stock																																		$ 9,194,882			8,744,882
Shares issued for acquisition			6,993			675	48,098																			14,960
Warrants granted for services																												$ 28,062			35,250
Derivative expense																												11,398,589		7,280,405			11,398,589	7,280,405			8,995,962
Debt instrumental		0		$ 2,092,700	$ 2,092,700						$ 13,200,000	$ 13,200,000															$ 13,200,000										0	13,200,000
Borrowing from notes payable																																	1,276,000				$ 2,000,000	$ 5,500,000
Stock Issued During Period, Value, Acquisitions																												418,455			915,545
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted																																					1,714,127	49,442
Operating Expenses																												$ 1,921,362		4,798,969			$ 4,668,775	$ 8,889,827			$ 24,737,239	$ 50,932,697
Warrants vested																																					71,698,014
Related Party Lender [Member]
Common stock, shares issued																				17,304
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																				688
Conversion of Stock, Shares Converted																				17,992
Note Payable Holder [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																				5,500
Conversion of Stock, Shares Converted																				12,375
As Compensation [Member] | Warrant [Member]
Number of common stock, shares issued																			2,525
Securities Purchase Agreement [Member]
[custom:WarrantsIssuedToPurchaseOfCommonStockShares-0]																				18.334
Foundation Sports Systems LLC [Member]
Shares issued for acquisition																							1,350
Stock Issued During Period, Value, Acquisitions																							$ 3,550,000
Previously Reported [Member]
Number of shares issued during the period																																					$ 4,195,000
Warrants granted for services, shares			150
Debt conversion of convertible notes, shares													109,740
Shares issued for acquisition			6,994			675	48,098																			598,396
Warrants granted for services																																					37,086	2,003,383
Stock Issued During Period, Value, Conversion of Convertible Securities																																					14,046,300
Stock Issued During Period, Value, Acquisitions																																					915,545	$ 3,550,000
Warrant [Member]
Warrants granted for services, shares								7,717,874																									50,000
Warrants, exercise price																																							0.43
Warrants granted for services																																	$ 50,873
Derivative expense								$ 11,398,589
Common Stock [Member]
Number of shares issued during the period																														$ 25	$ 26
Number of common stock, shares issued																														25,463	26,219
Warrants granted for services, shares																												13,707	188		625
Warrants, exercise price																																							$ 0.39
Shares issued for acquisition																												1,964	1,350	48,098	14,960
Warrants granted for services																												$ 14			$ 1
Stock Issued During Period, Value, Acquisitions																												$ 2	$ 1	$ 48	$ 15
Warrants and Rights Outstanding, Term																																							5 years
Common Stock [Member] | Gameface [Member]
Shares issued for acquisition																1,196
Common Stock [Member] | Previously Reported [Member]
Number of shares issued during the period																																					$ 2,068
Number of common stock, shares issued																																					51,682
Warrants granted for services, shares																																					775	518
Shares issued for acquisition																																					70,727	1,350
Warrants granted for services																																					$ 31	$ 21
Stock Issued During Period, Shares, Conversion of Convertible Securities																																					109,737
Stock Issued During Period, Value, Conversion of Convertible Securities																																					$ 4,389
Stock Issued During Period, Value, Acquisitions																																					$ 2,829	54
Securities Purchase Agreement [Member]
Warrants, exercise price								$ 0.0004
Warrants and Rights Outstanding, Term																				5 years
[custom:WarrantsIssuedToPurchaseOfCommonStockShares-0]																				733,333
Amended Loan Agreement [Member] | Warrant [Member]
Warrants granted for services, shares	169,196
Gameface AI [Member]
Number of common stock, shares issued										14,960
Gameface AI [Member] | Previously Reported [Member]
Number of common stock, shares issued										14,960
Midcity Capital Ltd [Member]
Number of common stock, shares issued									750
Midcity Capital Ltd [Member] | Previously Reported [Member]
Number of common stock, shares issued									750
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member]
Derivative expense		$ 1,715,557
Borrowing from notes payable				$ 600,000
Shares issued price per share				$ 8.84	$ 8.84																							$ 1.90					$ 1.90
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member] | Previously Reported [Member]
Shares issued price per share				$ 0.221	$ 0.221
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member] | Notes [Member]
Borrowing from notes payable				$ 1,400,000
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member] | Maximum [Member]
Debt instrumental				$ 2,000,000	$ 2,000,000
Debt instrument interest rate effective percentage				4.33%	4.33%
Common stock exercisable, shares				452,489	452,489
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member] | Maximum [Member] | Previously Reported [Member]
Common stock exercisable, shares				452,489	452,489
Armistice Capital Master Fund Ltd [Member] | Loan and Security Agreement [Member] | Warrant [Member]
Derivative expense					$ 1,715,557
Investor [Member]
Number of common stock, shares issued													26,219
Investor [Member] | Previously Reported [Member]
Number of common stock, shares issued													26,219
Investor [Member] | Securities Purchase Agreement [Member]
Common stock, par value								$ 15.60
Number of common stock, shares issued								25,463
Warrants to purchase common stock								295,050
Warrant, per share								$ 15.596
Common stock warrants aggregate amount								$ 5,000,000.0
Warrants, exercise price								$ 0.0004																				3.546					3.546		$ 8.84
Proceeds from common stock								$ 4,549,882
Investor [Member] | Securities Purchase Agreement [Member] | Previously Reported [Member]
Common stock, par value								$ 15.60
Common stock, shares issued								25,463
Number of common stock, shares issued								25,463
Warrants to purchase common stock								295,050
Warrant, per share								$ 15.596
Warrants, exercise price																												$ 3.55					$ 3.55
Investor [Member] | Securities Purchase Agreement [Member] | 5-Year Warrants [Member]
Common stock, par value								$ 15.60
Warrants to purchase common stock								320,513
Investor [Member] | Securities Purchase Agreement [Member] | 5-Year Warrants [Member] | Previously Reported [Member]
Common stock, par value								$ 15.60
Warrants to purchase common stock								320,513
Investor [Member] | Securities Purchase Agreement [Member] | 7-Year Warrants [Member]
Common stock, par value								$ 17.20
Number of common stock, shares issued								641,026
Warrants to purchase common stock								641,026
Investor [Member] | Securities Purchase Agreement [Member] | 7-Year Warrants [Member] | Previously Reported [Member]
Number of common stock, shares issued								641,026
Investor [Member] | Securities Purchase Agreement [Member] | 7.5 -Year Warrants [Member]
Common stock, par value								$ 17.20
Number of common stock, shares issued								641,026
Warrants to purchase common stock								641,026
Investor [Member] | Securities Purchase Agreement [Member] | 7.5 -Year Warrants [Member] | Previously Reported [Member]
Common stock, par value								$ 17.20
Warrants to purchase common stock								641,026
Gabriel Goldman [Member]
Warrants granted for services, shares										625
Gabriel Goldman [Member] | Previously Reported [Member]
Warrants granted for services, shares										625
Related Party Lender [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities																								4,093
Stock Issued During Period, Value, Conversion of Convertible Securities																								$ 6,220,000
Two Employees [Member] | Services rendered in lieu of cash [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture																						126
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture																																						187,803
Vendor [Member] | Marketing And Advisory Services [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture																	47	47			47
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture																																						16,875
Six New Brand Ambassadors [Member] | As Compensation [Member] | Common Stock [Member]
Number of common stock, shares issued																																228
Six New Brand Ambassadors [Member] | Maximum [Member] | As Compensation [Member] | Share-Based Payment Arrangement, Option [Member]
Number of common stock, shares issued																																150
Brand Ambassadors [Member]
Share-Based Payment Arrangement, Expense																																						907,042
Vendor One [Member] | Marketing And Advisory Services [Member]
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture																																						16,874
Key Employees and Officers [Member] | Warrant [Member]
Share-Based Payment Arrangement, Expense																																						32,381,309
Warrants and Rights Outstanding, Term																			10 years
Key Employees and Officers [Member] | Warrant [Member] | Exercise Price One [Member]
Warrants, exercise price																			$ 0.4
Key Employees and Officers [Member] | Warrant [Member] | Exercise Price Two [Member]
Warrants, exercise price																			$ 1,368
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted																			10,000
Key Employees and Officers [Member] | Common Stock [Member]
Share-Based Payment Arrangement, Expense																																						255,124
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted																											150
Service Provider [Member]
Warrants, exercise price																									$ 30
Warrants and Rights Outstanding, Term																									10 years
Service Provider [Member] | Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted																									1,000
Three Members [Member] | As Compensation [Member]
Share-Based Payment Arrangement, Expense																																			$ 67,500			87,656
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested																																								$ 1,152
Three Members [Member] | Warrant [Member]
Share-Based Payment Arrangement, Expense																																				$ 214,552
Lead Placement Agent [Member] | Warrant [Member]
Warrants to purchase common stock																				667
Warrants, exercise price																				$ 1.90
Operating Expenses																																						$ 376,000
Lead Placement Agent [Member] | Warrant [Member] | Exercise Price One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted																			1,000,000